Property, Plant and Equipment, Net - Schedule of Depreciation Expense (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 1,757	$ 1,055	$ 6,534	$ 4,077
Cost of revenues
Property, Plant and Equipment [Line Items]
Total depreciation expense	1,361	580	4,527	3,310
Research and development, net
Property, Plant and Equipment [Line Items]
Total depreciation expense	96	36	416	190
Selling, general and administrative
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 300	$ 439	$ 1,591	$ 577